Other non-current assets	12 Months Ended
Dec. 31, 2019
Other non-current assets
Other non-current assets

8. Other non‑current assets

As of December 31, 2018 and 2019, the Group's other non-current assets consisted of prepaid service fees for internet data center in the amount of US$555,922 and US$259,108, respectively.